SIGNIFICANT COMMITMENTS AND AGREEMENTS	12 Months Ended
Dec. 31, 2018
SIGNIFICANT COMMITMENTS AND AGREEMENTS
SIGNIFICANT COMMITMENTS AND AGREEMENTS

35. SIGNIFICANT COMMITMENTS AND AGREEMENTS

a.   Capital expenditures

As of December 31, 2018, capital expenditures committed under the contractual arrangements, principally relating to procurement and installation of data, internet and information technology, cellular, transmission equipment and cable network are as follows:

	Amounts in
	foreign
	currencies	Equivalent in
Currencies	(in millions)	Rupiah
Rupiah	—	7,988
U.S. dollar	94	1,349
Euro	1.23	20
HKD	0.79	1
Total		9,358

The above balance includes the following significant agreements:

(i)  The Company

Contracting parties	Initial date of agreement	Significant provisions of the agreement
The Company, TII and NEC Corporation	May 12, 2016	Procurement and installation agreement of Sistem Komunikasi Kabel Laut (“SKKL”) Indonesia Global Gateway
The Company and Consortium Bisnis Submarine Cable	November 10, 2017	Procurement and installation agreement of SKKL Sabang-Lhoksemawe-Medan
The Company and PT Sisindokom Lintas Buana	November 15, 2017	Procurement and installation for Provider Edge Virtual Private Network (“PE-VPN”) CISCO expansion
The Company and PT Sisindokom Lintas Buana	April 26, 2018	Procurement and installation for PE-VPN CISCO expansion
The Company and PT ZTE Indonesia	May 31, 2018	Procurement and installation of Optical Line Terminal and Optical Network Terminal (“ONT”) Platform ZTE
The Company and PT ZTE Indonesia	September 13, 2018	Procurement agreement for ONT Platform ZTE
The Company and PT ZTE Indonesia	October 30, 2018	Procurement agreement for Set Top Box Platform ZTE phase-2
The Company and PT Huawei Tech Investment	November 23, 2018	Procurement and installation for Dual Wavelength Division Multiplexing (“DWDM”) Platform Huawei
The Company and PT Lintas Teknologi Indonesia	December 13, 2018	Procurement and installation for DWDM Platform Nokia NARU 2018
The Company and NEC Indonesia	December 13, 2018	Procurement and installation agreement of Inside Plant SKKL Platform NEC expansion and reengineering transport
The Company and PT Datacomm Diangraha	December 14, 2018	Procurement and installation for Metro Ethernet Platform Nokia-ALU expansion
The Company and PT Huawei Tech Investment	December 17, 2018	Procurement and installation agreement of Metro Ethernet, Broadband Remote Access Server, Policy and Charging Enforcement Function and Provider Edge Transit Platform Huawei
The Company and PT Master System Infotama	December 31, 2018	Procurement and installation for IP Backbone Platform CISCO expansion
The Company and PT Lancs Arche Consumma	December 31, 2018	Procurement and installation for DWDM Platform Coriant NARU 2018

(ii)  Telkomsel

Contracting parties	Initial date of agreement	Significant provisions of the agreement
Telkomsel, PT Nokia Siemens Network, Nokia Siemens Network Oy and Nokia Siemens Networks GmbH & Co.KG	April 17, 2008	The combined 2G and 3G CS Core Network Rollout Agreement (“ROA”)
Telkomsel, PT Ericsson Indonesia and PT Ericsson AB	April 17, 2008	Technical Service Agreement (“TSA”) for combined 2G and 3G CS Core Network
Telkomsel, PT Datacraft Indonesia, PT Dimension Data Indonesia and PT Huawei Tech Investment	February 3, 2010	Next Generation Convergence Core Transport Rollout and Technical Support agreement
Telkomsel, Amdocs Software Solutions Limited Liability Company and PT Application Solutions	February 8, 2010	Online Charging System ("OCS") and Service Control Points ("SCP") System Solution Development Agreements
Telkomsel and PT Application Solutions	February 8, 2010	Technical Support agreement to provide technical support services for the OCS and SCP
Telkomsel, Amdocs Software Solutions Limited Liability Company and PT Application Solutions	July 5, 2011	Development and Rollout agreement for Customer Relationship Management and Contact Center Solutions
Telkomsel and PT Huawei Tech Investment	March 25, 2013	Technical Support agreement for the procurement of Gateway GPRS Support Node (“GGSN”) Service Complex
Telkomsel, Wipro Limited, and PT WT Indonesia	April 23, 2013	Development and procurement of Operational and Strategic Decision Support System Solution Agreement
Telkomsel, PT Huawei Tech Investment and PT Ericsson Indonesia	October 22, 2013	Procurement of GGSN Service Complex TSA and ROA agreement
Telkomsel, PT Ericsson Indonesia, PT Nokia Solutions and Network Indonesia, Nokia Solutions and Network Oy, PT Huawei Tech Investment and PT ZTE Indonesia	February 1, 2018	Ultimate Radio Network Infrastructure ROA and TSA agreement

b.   Borrowings and other credit facilities

(i)    As of December 31, 2018, the Company has bank guarantee facilities for tender bond, performance bond, maintenance bond, deposit guarantee and advance payment bond for various projects of the Company, as follows:

Lenders	Total facility	Maturity	Currency	Facility utilized
BRI	500	March 14, 2020	Rp	280
BNI	850	March 31, 2019	Rp	261
Bank Mandiri	500	December 23, 2019	Rp	361
Total	1,850			902

(ii)   Telkomsel has US$3 million bond, bank guarantee and standby letter of credit facility with SCB, Jakarta. The facilities will expire on July 31, 2019.

Telkomsel has a Rp1,000 billion bank guarantee facility with BRI. The facility will expire on September 25, 2022. Under this facility, as of December 31, 2018, Telkomsel has issued a bank guarantee amounting to Rp499 billion as payment commitment guarantee for annual right of usage fee valid until March 31, 2019 and Rp20 billion as frequency performance bond valid until May 31, 2019 (Note 35c.i).

Telkomsel has a Rp150 billion bank guarantee facility with BCA. The facility will expire on April 15, 2019.

Telkomsel also has a Rp2,100 billion bank guarantee facility with BNI. The facility will expire on December 11, 2019. Telkomsel used this facility to replace the time deposits which were pledged as collateral for bank guarantees required for the USO program amounting to Rp52.2 billion (Note 35c.iii) and for surety bond of 2.3 GHz radio frequency amounting to Rp1,030 billion (Note 35c.i)

(iii) TII has a US$15 million equivalent to Rp202 billion bank guarantee from Bank Mandiri and has been renewed in accordance with the addendum V (five) on December 18, 2017 with a maximum credit limit of US$10 million equivalent to Rp135 billion. The facility will expire on December 18, 2018. As of December 31, 2018, TII has not used the facility.

(iv) As of December 31, 2018, Sigma has a Rp354 billion bank guarantee from BNI and HSBC. The used facility on December 31, 2018 amounting to Rp156 billion.

c.   Others

(i)   Radio Frequency Usage

Based on Decree No. 8 dated November 2, 2015 of the Government of the Republic of Indonesia which replaced Decree No. 76 dated December 15, 2010, Telkomsel is required to pay the annual frequency usage fees for the 800 MHz, 900 MHz and 1800 MHz bandwidths using the formula set out in the decree.

As an implementation of the above decree, the Company and Telkomsel paid annual frequency usage fees since 2010.

Based on Decision letter No. 1987 Year 2017 dated November 15, 2017, which amended Decree No. 42 Year 2014 dated January 29, 2014, whereby the MoCI granted Telkomsel the rights to provide:

1.   Mobile telecommunication services with radio frequency bandwidth in the 800 MHz, 900 MHz, 1800 MHz, 2.1 GHz and 2.3 GHz; and

2.   Basic telecommunication services.

With reference to Decision Letters No. 268/KEP/M.KOMINFO/9/2009, No. 191 Year 2013, No. 509 Year 2016 and No. 1896 year 2017 of the MoCI, Telkomsel is required, among other things, to:

1.   Pay an annual right of usage Biaya Hak Penyelenggara (“BHP”) over the license term (10 years) as set forth in the decision letters. The BHP is payable upon receipt of Surat Pemberitahuan Pembayaran (notification letter) from the DGPI. The BHP fee is payable annually up to the expiry period of the license.

2.   Issue a performance bond each year amounting to Rp20 billion for spectrum 2.1 GHz and a surety bond each year amounting Rp1.03 trillion for spectrum 2.3 GHz (Note 35b.ii).

(ii)  Future minimum lease payments under operating lease

The Group entered into non-cancelable lease agreements with both third and related parties. The lease agreements cover leased lines, telecommunication equipment and land and building with terms ranging from 1 to 10 years and with expiry dates between 2019 and 2028. Periods may be extended based on the agreement by both parties. Minimum lease payments charged to profit or loss in 2018 amounted to Rp4,038 billion.

Future minimum lease payments/receivables under non-cancelable operating lease agreements as of December 31, 2018 are as follows :

		Less than		More than
	Total	1 year	1‑5 years	5 years
As lessee	23,832	6,271	13,030	4,531
As lessor	4,105	1,084	2,464	557

(iii) USO

The MoCI issued Regulation No. 17 year 2016 dated September 26, 2016 which replaced Regulation No. 45 year 2012 and other previous regulations regarding policies underlying the USO program. The regulation requires telecommunications operators in Indonesia to contribute 1.25% of gross revenues (with due consideration for bad debts and/or interconnection charges and/or connection charges and/or the exclusion of certain revenues that are not considered as part of gross revenues as a basis to calculate the USO charged) for USO development.

Subsequently, Regulation No. 17 year 2016 was replaced by Regulation No. 19 year 2016 which was effective from November 8, 2016. The latest Regulation stipulates, among other things, the USO charged was effective for fiscal year 2016 and thereafter.

Based on MoCI Regulation No. 25 year 2015 dated June 30, 2015, it is stipulated that, among others, in providing telecommunication access and services in rural areas (USO Program), the provider is determined through a selection process by Balai Penyedia dan Pengelola Pembiayaan Telekomunikasi dan Informatika (“BPPPTI”). BPPPTI replaced Balai Telekomunikasi dan Informatika Pedesaan (“BTIP”) based on Regulation No. 18/PER/M.KOMINFO/11/2010 dated November 19, 2010 of MoCI. Based on Regulation No. 3 year 2018 of MoCI dated May 23, 2018, BPPPTI has been renamed as Badan Aksesibilitas Telekomunikasi dan Informasi (“BAKTI”). Subsequently, MoCI Regulation No. 25 year 2015 was replaced by MoCI Regulation No. 10 year 2018.

On December 27, 2011, Telkomsel (on behalf of Konsorsium Telkomsel, a consortium which was established with Dayamitra on December 9, 2011) was selected by BPPPTI as a provider of the USO Program in the border areas for all packages (package 1 ‑ 13) with a total price of Rp830 billion. On such date, Telkomsel was also selected by BPPPTI as a provider of the USO Program (Upgrading) of “Desa Pinter” or “Desa Punya Internet” for packages 1, 2 and 3 with a total price of Rp261 billion.

In 2015, the Program was ceased. In January 2016, Telkomsel filed an arbitration claim to BANI for the settlement of the outstanding receivables of USO Programs.

On June 22, 2017, Telkomsel received a decision letter from BANI No.792/1/ARB-BANI/2016 requesting BPPPTI to pay compensation to Telkomsel amounting to Rp217 billion, and as of the date of the issuance of these consolidated financial statements, Telkomsel has received the payment from BPPPTI amounting to Rp83 billion (before tax).

As of December 31, 2017 and 2018, Telkomsel’s net carrying amount of trade receivables for the USO programs which are measured at amortized cost using the effective interest method amounted to Rp115 billion.